Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Principles of consolidation

(a) Principles of consolidation - The consolidated financial statements of the Group have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated on consolidation. The results of subsidiaries acquired have been consolidated from the date of acquisition.

Use of estimates

(b) Use of estimates - The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company's management based on their estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgements about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group's consolidated financial statements included revenue recognition, valuation of goodwill, allowance for doubtful receivables, loan receivables valuation assessment, inventories impairment assessment, property, plant and equipment impairment assessment, the valuation of stock-based compensation, the valuation allowance for deferred tax assets and the valuation of non-controlling interests of the subsidiaries at acquisition dates. Actual results could differ from those estimates.

Investments under equity method

(c) Investments under equity method - The investments for which the Group has the ability to exercise significant influence are accounted for under the equity method. Under the equity method, original investments are recorded at cost and adjusted by the Group's share of undistributed earnings or losses of these entities, the amortization of intangible assets recognized upon purchase price allocation and dividend distributions or subsequent investments. All unrecognized inter-company profits and losses have been eliminated under the equity method.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

Cash and cash equivalents

(d) Cash and cash equivalents - Cash and cash equivalents consist of cash on hand, bank deposits and short term, highly liquid investments which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased, and are readily convertible to known amount of cash.

Cash equivalents are placed with financial institutions with high credit ratings and quality.

Accounts receivable

(e) Accounts receivable - Accounts receivable primarily represent amounts due from customers, that are typically non-interest bearing and are initially recorded at the invoiced amount. The Group reviews its accounts receivable on a periodic basis and records allowances when there is a doubt as to the collectability of the balance. In evaluating the collectability of the accounts receivable balances, the Group considers various factors, including the age of the balances, customer specific facts and economic conditions. Accounts receivable balances are write-down against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

Loan receivables

(f) Loan receivables - Loan receivables mainly represent the loans to a non-controlling interest and a director of a subsidiary in Myanmar. The loan periods granted by the Group to the staff amounts to 36 months and carries fixed interest rate of 8% per annum. The loan receivables principle and interest are expected to be repaid on the expected settlement date. The loan receivables are stated at the historical carrying amount net of allowance for uncollectible loan receivables. The Group establishes an allowance for uncollectible loan receivable based on estimates, historical experience and other factors surrounding the credit risk of specific customers. Uncollectible loan receivables are written off when the Group has determined the balance will not be collected. The loan receivables expected to be settled more than one year as of balance sheet date are classified into other long-term assets on the consolidated balance sheets. No impairment was made on the loan receivables for the years ended March 31, 2018, 2019 and 2020.

Inventories

(g) Inventories - Inventories are stated at the lower of cost and net realizable value, with cost determined by the first-in-first-out method. Work-in-progress and finished goods consist of raw materials, direct labor and overheads associated with the manufacturing process. Write-down of potential obsolete or slow-moving inventories is recorded based on management's assumptions about future demands and market conditions.

Goodwill

(h) Goodwill - Goodwill is the excess of the consideration transferred over the fair value of the acquired assets and assumed liabilities in a business combination. Goodwill is not amortized but rather tested for impairment at least annually. The Company tests goodwill for impairment in March of each fiscal year. Goodwill is also tested for impairment between annual tests if an event occurs or circumstances change that would be more likely than not reduce the fair value of the reporting unit below its carrying amount. Specifically, goodwill impairment is determined using a two-step process. Step 1 compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and step 2 will not be required. If the carrying amount of a reporting unit exceeds its fair value, step 2 compares the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in step 1 to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized in for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow. Impairment testing for goodwill is done at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment (also known as a component).

The gross amount of goodwill and accumulated impairment losses as of March 31, 2019 and 2020 are as follows:

Kayser Myanmar
$

Gross as of April 1, 2018, March 31, 2019 and 2020	77
Accumulated impairment loss as of April 1, 2018	-
Impairment losses during the year ended March 31, 2019	(77)
Accumulated impairment loss as at March 31, 2019 and 2020	(77)
Net as of March 31, 2019 and 2020	-

The balance represented the carrying value of Kayser Myanmar Manufacturing Company Ltd. ("Kayser Myanmar") and had an aggregate carrying amount of $77 as of year ended March 31, 2018. During the year ended March 31, 2019, the Group has tested goodwill for impairment and estimated the fair value of Kayser Myanmar by using the income approach in step 1 of the impairment test. Based on the quantitative test, it was determined the fair value was more likely than not below its carrying amount. Management has identified several determinative events and factors, which has led to the above conclusion, included: (1) the financial result of Kayser Myanmar was below management's expectations due to higher than expected supply chain cost and increased competition, (2) the fiscal year 2020 annual budget operating plan in March 31, 2019, which provided additional insights into expectations and priorities for the coming years, such as lower growth and margin expectations and (3) increased and prolonged economic and regulatory uncertainty in the global economics as of March 31, 2019. Management has compared the implied fair value of Kayser Myanmar's goodwill to the carrying value of the goodwill which is step 2 of the two-step impairment test. An impairment loss was recognized for the excess in the carrying value of goodwill over the implied fair value of goodwill.

As a result of the two-step impairment test, the Group has recognized a $77 impairment loss of Kayser Myanmar goodwill in selling, general and administrative expenses during the year ended March 31, 2019, due to margin and revenue from contracts from customers declines as well as the lower growth and margin expectation. No impairment expenses were recognized during the years ended March 31, 2018 and 2020.

Property, plant and equipment

(i) Property, plant and equipment - Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses, if any. Depreciation is computed on a straight-line basis with no salvage value over the estimated useful lives of 5 to 10 years for machinery and equipment, shorter of the lease term or the estimated useful life for leasehold improvements and 2 to 5 years for other property, plant and equipment.

Impairment or disposal of long-lived assets (other than goodwill)

(j) Impairment or disposal of long-lived assets (other than goodwill) - The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the sum of the estimated undiscounted future cash flows and the eventual disposition. Management would estimate the future cash flow used to test the recoverability of the asset included the budgeted cash inflows less associated cash outflows, which are directly associated with the result of use. The estimation should exclude the interest charges which will be recognized as an expense when incurred. Management would consider all available evidence during the estimation process, to ensure the estimated budget would be the most possible outcomes. If the sum of the expected undiscounted cashflow were to be less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses.

During the year ended 2020 and 2019, the Group has reviewed the long-lived assets for impairment, since there are serval indicative events and factors identified, including (1) significant adverse changes in the business climate, (2) operating and cash flow losses in prior year, and (3) changes in production plan by shifting certain production lines from Shenzhen to Myanmar. Management has compared the carrying value of the long-lived asset to the estimated undiscounted operating cash flow based on the above factors.

As a result of the comparison, management has identified the sum of expected undiscounted cashflow of multiple types of machinery and equipment are more likely than not below their fair value. The Group has recognized an impairment of long-lived assets amounted to $113, $233 and $nil during the years ended March 31, 2018, 2019 and 2020. The impairment has been recorded in cost of sales and selling, general and administrative expenses, based on the nature of the impaired long-lived assets.

Concentration of credit risk

(k) Concentration of credit risk - Financial instruments that potentially expose the Group to the concentration of credit risk consist primarily of cash and cash equivalents, accounts receivable, loan receivable, and other receivables and prepayments. The Group places its cash and cash equivalents with financial institutions with high credit ratings and quality.

The risks with respect to accounts receivables are mitigated by credit evaluations performed on the customers or debtors and ongoing monitoring of outstanding balances. The Group establishes an allowance for doubtful receivables based upon estimates, factors surrounding the credit risk of specific customers and other information. Accounts receivable are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Revenue recognition

(l) Revenue recognition - Effective with the adoption of Accounting Standards Update ("ASU") 2014-09, "Revenue from Contracts with Customers (Topic 606)," and the associated ASUs (collectively, "Topic 606") on April 1, 2018, the Group recognizes revenue when its customer obtains control of promised goods in an amount that reflects the consideration which the Group expects to receive in exchange for those goods. To determine revenue recognition for the arrangements that the Group determines are within the scope of Topic 606, the Group performs the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The Group adopted the ASU on April 1, 2018 for all revenue contracts with customers using the modified retrospective approach, while prior periods' amounts are not adjusted and continue to be reported in accordance with the Company's historical accounting under ASC 605.

Product revenue recognition

The Group's revenue from contracts with customers is derived from product revenue principally from the sales of metal stamping and mechanical OEM and electric OEM products directly to other consumer electronics product manufacturers. The Group sell goods to the customer under sales contracts or by purchase orders. The Group has determined there to be one performance obligation for each of the sales contracts and purchase orders. The performance obligations are considered to be met and revenue is recognized when the customer obtains control of the goods. The Group has two major goods delivery channels, included:

(1)	Delivering goods to customers' predetermined location, the Group has satisfied the contracts' performance obligations when the goods have been delivered and relevant shipping documents have been collected by the Group; and

(2)	Picking up goods by customers in the Group's warehouse, the Group has satisfied the contracts' performance obligations when the goods have been picked up and the acceptance document has been signed by the customers.

The Group did not recognize any revenue from contracts with customers for performance obligations satisfied overtime during the years ended March 31, 2019 and 2020. Accordingly, the timing of revenue recognition is not impacted by the new standard.

The transaction price is generally in the form of a fixed price which is agreed with the customer at contract inception. The transaction price is recorded net of sales return, surcharges and value-added tax of gross sales. The Group has allocated the transaction price to each performance obligation based on the sales contracts and purchase orders.

The Group would request a deposit from customers upon receiving the purchase order and issue bills to customers upon transfer control of goods and relevant acceptance documents have been collected. Customers' deposits would be settled part of the outstanding bill upon receiving an acknowledgement from customers. For the remaining balance of outstanding bills, Customers are required to pay over an agreed upon credit period, usually between 30 to 75 days.

Return Rights

The Group does not provide its customers with the right of return (except for product quality issue) or production protection. Customer is required to perform product quality check before acceptance of goods delivery. The Group did not recognize for any refund liability according to the product return on the consolidated balance sheets.

Value-added taxes and surcharges

The Group presents revenue net of VAT and surcharges incurred. The surcharge is sales related taxes representing the City Maintenance and Construction Tax and Education Surtax. The Group incurs expenses or pays fees to external delivery service providers, respectively, and records such expenses and fees like shipping and handling expenses. Total VAT and surcharges paid by the Group during the years ended March 31, 2018, 2019 and 2020 amounted to $57, $77 and $90 respectively.

Principals vs. agent accounting

The Group records all product revenue on a gross basis. To determine whether the Group is an agent or principal in the sale of products, the Group considers the following indicators: the Group is primarily responsible for fulfilling the promise to provide the specified goods or services, is subject to inventory risks before the specified goods have been transferred to a customer or after transfer of control to the customers, and has discretion in establishing the price of the specified goods.

Disaggregation of revenue

The Group disaggregates its revenue from different types of contracts with customers by principal product categories, as the Group believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. See note 19 for product revenues by segment.

Contract balances

The Group did not recognize any contract asset as of March 31, 2019 and March 31, 2020. The timing between the recognition of revenue and receipt of payment is not significant.

The Group's contract liabilities consist of deposits received from customers. As of March 31, 2019 and March 31, 2020, the balances of the contract liabilities are $25 and $39, including deposits received from customers. All contract liabilities at the beginning of the year ended March 31, 2020 were recognized as revenue during the year ended March 31, 2020 and all contract liabilities as of year ended March 31, 2020 are expected to be realized in the following year.

In periods prior to the adoption of Topic 606, the Group's accounting policy was to recognize revenue when persuasive evidence of an arrangement exists, products are delivered, the price to the buyer is fixed or determinable and collectability is reasonably assured.

Staff retirement plan costs	(m) Staff retirement plan costs - The Group's costs related to the staff retirement plans (see note 17) are charged to the consolidated statement of operations as incurred.
Foreign currency translations and transactions

(n) Foreign currency translations and transactions - The functional and reporting currency of the Company is the United States Dollars ("U.S. dollars"). All transactions in currencies other than functional currencies of the Company during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates on that date. Exchange differences are recorded in the consolidated statements of operations.

The books and records of the Company's major subsidiaries are maintained in their respective local currencies, the Hong Kong dollars, Myanmar kyat and Renminbi, which are also their respective functional currencies. The financial statements of the Group's entities of which the functional currency is not U.S. dollars are translated from their respective functional currency into U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the rates of exchange prevailing at the balance sheet date. Equity accounts other than earnings generated in current period are translated into U.S. dollars at the appropriate historical rates. Income and expense items are translated into U.S. dollars at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries' financial statements are recorded as a component of comprehensive income (loss).

Income taxes

(o) Income taxes - Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are determined based on the temporary difference between the financial reporting and tax bases of assets and liabilities, and net operating loss and tax credit carryforwards using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest related to unrecognized tax benefits and penalties, if any, within income tax expenses.

Operating leases

(p) Operating leases - Leases in which substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statement of operations on a straight-line basis over the lease periods.

Net income (loss) per share

(p) Net income (loss) per share - Basic net income (loss) per share is computed by dividing net income (loss) attributable to the Company by the weighted average number of common shares outstanding during the year.

Diluted net income (loss) attributable to the Company per share gives effect to all dilutive potential common shares outstanding during the year. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

Anti-dilutive potential ordinary shares are not considered in the calculation of the diluted earnings per share. Potential ordinary shares are antidilutive when the conversion of ordinary shares increases the earnings per share or decreases the net loss per share.

Comprehensive (loss) income

(q) Comprehensive income (loss) - Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is presented net of tax.

The Group presents the components of net income (loss), the components of other comprehensive income (loss) and total comprehensive income (loss) in two separate but consecutive statements.

Fair value measurement and financial instruments

(r) Fair value measurement and financial instruments - The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Under this hierarchy, there are three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

●	Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment.

The carrying amounts of financial instruments, which consist of cash and cash equivalents, accounts receivable, other current assets, accounts payable and other liabilities approximate their fair values due to the short term nature of these instruments.

Non-controlling interest

(s) Non-controlling interest - Non-controlling interests have been reported as a component of equity in the consolidated balance sheets and consolidated statements of changes of equity and comprehensive income for all periods presented.

Stock-based compensation

(t) Stock-based compensation – The Group adopted the provisions of ASC Topic 718 which requires the Group to measure and recognize compensation expenses for an award of an equity instrument based on the grant-date fair value. The cost is recognized over the vesting period (or the requisite service period). Further, ASC Topic 718 requires the Group to estimate forfeitures in calculating the expense related to stock-based compensation.

The fair value of each option award is estimated on the date of grant using the Black-Scholes Option Valuation Model, and recognized as expenses (a) immediately at the grant date if no vesting conditions are required; and (b) for share options or restricted shares granted with only service conditions, using the straight-line vesting method, over the vesting period. The expected volatility was based on the historical volatilities of the Company's listed common stocks in the United States and other relevant market information. The Company uses historical data to estimate share option exercises and employee departure behavior used in the valuation model. The expected terms of share options granted is derived from the output of the option pricing model and represents the period of time that share options granted are expected to be outstanding. Since the share options once exercised will primarily trade in the U.S. capital market, the risk-free rate for periods within the contractual term of the share option is based on the U.S. Treasury yield curve in effect at the time of grant.

There were no grants to non-employee consultants after the effectiveness of ASU 2018-07—Compensation—stock compensation (Topic 718)—Improvements to nonemployee share-based payment accounting.

Recently Adopted Accounting Standards

(u) Recently Adopted Accounting Standards – On April 1, 2019, the Group adopted Accounting Standards Update No. 2016-02, Leases (Topic 842) (ASU 2016-02), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use (ROU) assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. The Group adopted the new guidance using the modified retrospective transition approach by applying the new standard to all leases existing at the date of initial application and not restating comparative periods. The most significant impact was the recognition of ROU assets and lease liabilities for operating leases.

On April 1, 2019, the Group adopted Topic 842 using the modified retrospective transition approach by applying the new standard to all leases existing at the date of initial application. Results and disclosure requirements for reporting periods beginning after April 1, 2019 are presented under Topic 842, while prior period amounts have not been adjusted and continue to be reported in accordance with its historical accounting under Topic 840.

The Group elected the package of practical expedients permitted under the transition guidance, which allowed it to carry forward its historical lease classification, its assessment on whether a contract was or contains a lease, and its initial direct costs for any leases that existed prior to April 1, 2019. The Group also elected to combine its lease and non-lease components and to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of income on a straight-line basis over the lease term.

Upon adoption, the Group recognized total ROU assets of $2,184, with corresponding liabilities of $1,275 on the consolidated balance sheets. The ROU assets include adjustments for prepayments and accrued lease payments. The adoption of the new lease standard does not have significant impact on the consolidated statements of comprehensive income and cash flows and there was no adjustment to the beginning retained earnings on April 1, 2019.

Under Topic 842, the Group determines if an arrangement is a lease at inception. ROU assets and liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Group considers only payments that are fixed and determinable at the time of commencement. As most of its leases do not provide an implicit rate, it uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Group's incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The ROU asset also includes any lease payments made prior to commencement and is recorded net of any lease incentives received. The Group's lease terms may include options to extend or terminate the lease when it is reasonably certain that it will exercise such options.

Operating leases are included in operating lease right-of-use assets, operating lease liabilities, current and non-current operating lease liabilities, on the consolidated balance sheets.

Accounting standards issued but not adopted as of March 31, 2020

(v) Accounting standards issued but not adopted as of March 31, 2020 - In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. The ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. The ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization's portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In November 2018, this was further updated with the issuance of ASU 2018-19, which excludes operating leases from the scope. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. For public business entities that are U.S. SEC filers, the ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Group is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, "Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment". The update simplifies the subsequent measurement of goodwill by eliminating step 2 from the goodwill impairment test. The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit's fair value. The update also eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. The update should be applied on a prospective basis. The nature of and reason for the change in accounting principle should be disclosed upon transition. The update is effective for any annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group expects the adoption of the new guidance will not have an impact on the consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, "Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which is part of the FASB disclosure framework project to improve the effectiveness of disclosures in the notes to the financial statements. The amendments in the new guidance remove, modify and add certain disclosure requirements related to fair value measurements covered in Topic 820, "Fair Value Measurement." The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted for either the entire standard or only the requirements that modify or eliminate the disclosure requirements, with certain requirements applied prospectively, and all other requirements applied retrospectively to all periods presented. The Group is currently evaluating the impact of adopting this guidance.

In October 2018, the FASB issued ASU No. 2018-17, Consolidation: Targeted Improvements to Related Party Guidance for Variable Interest Entities, which modifies the guidance related to indirect interests held through related parties under common control for determining whether fees paid to decision makers and service providers are variable interest. ASU 2018-17 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and early adoption is permitted. The Group is currently evaluating the impact of adopting this guidance.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes, eliminates certain exceptions within ASC 740, Income Taxes, and clarifies certain aspects of the current guidance to promote consistent application among reporting entities. The guidance is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years, with early adoption permitted. Upon adoption, the Company must apply certain aspects of this standard retrospectively for all periods presented while other aspects are applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The Group is evaluating the impact this update will have on its financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Group's consolidated financial statements upon adoption.